DOCUMENT AND ENTITY INFORMATION Document	12 Months Ended
Dec. 31, 2017 shares
Document Information [Abstract]
Document Type	40-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Entity Registrant Name	Pembina Pipeline Corp
Entity Central Index Key	0001546066
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q4
Entity Common Stock, Shares Outstanding (in shares)	503,150,625